CONSOLIDATED STATEMENTS CHANGES IN STOCKHOLDER'S EQUITY - 10Q - USD ($)	Total	Conversion of series D preferred stock to Class A	Conversion of series C preferred stock to Class A	Additional Paid-in Capital	Additional Paid-in Capital Conversion of series D preferred stock to Class A	Additional Paid-in Capital Conversion of series C preferred stock to Class A	Accumulated Deficit	Series B Preferred Stock	Series B Preferred Stock Preferred Stock	Class A Common Stock	Class A Common Stock Common Stock	Class A Common Stock Common Stock Conversion of series D preferred stock to Class A	Class A Common Stock Common Stock Conversion of series C preferred stock to Class A	Class B Common Stock	Class B Common Stock Common Stock	Class C Common Stock	Class C Common Stock Common Stock
Beginning balance (in shares) at Dec. 31, 2020									5
Beginning balance (in shares) at Dec. 31, 2020											126,363,158				9,023,088		14,162,267
Beginning balance at Dec. 31, 2020	$ (14,234,280)			$ 25,144,136			$ (39,393,376)		$ 5		$ 12,636				$ 902		$ 1,417
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)										7,384,018		1,066,868	1,342,390
Conversion of convertible securities		$ 5,194,434	$ 6,361,287	1,886,156	$ 5,194,329	$ 6,361,153					$ 740	$ 105	$ 134
Issuance of shares of common stock for compensation (in shares)											199,018
Issuance of shares of common stock for compensation	261,525			261,504							$ 21
Net loss	(19,483,138)						(19,483,138)
Ending balance (in shares) at Dec. 31, 2021								5	5
Ending balance at Dec. 31, 2021	71,491,476			130,348,267			(58,859,082)		$ 5		$ 2,022				$ 107		$ 156
Ending balance (in shares) at Dec. 31, 2021											20,224,938				1,068,512		1,562,635
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)												7,989	1,031
Conversion of convertible securities		$ 365,464	$ 34,622		$ 365,463	$ 34,622						$ 1
Issuance of shares of common stock for compensation (in shares)											4,924
Issuance of shares of common stock for compensation	99,248			99,248
Share-based compensation expense	93,197			93,197
Net loss	(3,999,560)						(3,999,560)
Ending balance (in shares) at Mar. 31, 2022									5
Ending balance at Mar. 31, 2022	68,084,447			130,940,797			(62,858,642)		$ 5		$ 2,023				$ 107		$ 156
Ending balance (in shares) at Mar. 31, 2022											20,238,882				1,068,512		1,562,635
Beginning balance (in shares) at Dec. 31, 2021								5	5
Beginning balance (in shares) at Dec. 31, 2021											20,224,938				1,068,512		1,562,635
Beginning balance at Dec. 31, 2021	71,491,476			130,348,267			(58,859,082)		$ 5		$ 2,022				$ 107		$ 156
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)											7,384,018
Conversion of convertible securities	1,886,896
Net loss	(12,875,313)
Ending balance (in shares) at Dec. 31, 2022								5	5
Ending balance at Dec. 31, 2022	69,992,021			141,723,921			(71,734,395)		$ 5		$ 2,230				$ 107		$ 153
Ending balance (in shares) at Dec. 31, 2022										22,303,333	22,303,333			1,068,512	1,068,512	1,529,888	1,529,888
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible securities (in shares)											1,428						(1,428)
Series B Preferred Share removal (in shares)									(1)
Series B Preferred Share removal	0			1					$ (1)
Share-based compensation expense	182,589			182,589
Net loss	(5,769,143)						(5,769,143)
Ending balance (in shares) at Mar. 31, 2023								4	4
Ending balance at Mar. 31, 2023	$ 64,405,467			$ 141,906,511			$ (77,503,538)		$ 4		$ 2,230				$ 107		$ 153
Ending balance (in shares) at Mar. 31, 2023										22,304,761	22,304,761			1,068,512	1,068,512	1,528,460	1,528,460